34) Insurance technical provisions and pension plans (Details Text) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Other technical provisions - Insurance includes the Provision for Insufficient Premiums (PIP)	R$ 3,044,169
Other technical provisions - Provision for redemptions and other amounts to be settled	2,822,392
Other technical provisions - Provision of related expenses	633,768
Other technical provisions - Complementary Provision for Coverage (PCC)	3,161,509
Other technical provisions - Other provisions	1,305,127
Unearned premiums for risks not yet issued (PPNG-RVNE)	172,706
Unearned premiums for risks not yet issued (PPNG-RVNE) - Insurance	132,078
Unearned premiums for risks not yet issued (PPNG-RVNE) - Life and Pension Plans	40,628
The claims table does not include the products	11,345,992	R$ 9,856,937
Claims Table Does Not Include DPVAT Insurance [Member]
Statement Line Items [Line Items]
The claims table does not include the products	16,965
Claims Table Does Not Include Health And Dental Insurance [Member]
Statement Line Items [Line Items]
The claims table does not include the products	3,619,299
Claims Table Does Not Include Estimate Of Salvages And Redresses [Member]
Statement Line Items [Line Items]
The claims table does not include the products	137,689
Claims Table Does Not Include Incurred But Not Enough Reported IBNER Claims [Member]
Statement Line Items [Line Items]
The claims table does not include the products	R$ (329,925)